Formation transactions and Initial Public Offering (Details) (IPO [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Aug. 12, 2014
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Gross proceeds from IPO	$ 220,800
Underwriters’ discounts, structuring fees and incremental direct IPO expenses	(17,333)
Net proceeds from IPO	203,467
Loan of initial public offering proceeds to Höegh LNG for demand note	(140,000)
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)
Cash retained for general partnership purposes	$ 20,000